Investments (Details Textuals 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Fixed maturity and equity securities with gross unrealized loss greater than $10 million	$ 10	$ 10